23. Stock-based Compensation (Details - Option Activity) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at the beginning of the period (in shares)	501,260	550,760	635,488
Exercised (in shares)	0	0	(1,000)
Forfeited (in shares)	(528,060)	(374,800)	(352,218)
Outstanding at the end of the period (in shares)	260,200	501,260	550,760
Vested and exercisable at the end of the period (in shares)	76,900
Expected to vest at the end of the period (in shares)	177,383
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 66	$ 82	$ 145
Exercised (in dollars per share)			49
Forfeited (in dollars per share)	10	36	169
Outstanding at the end of the period (in dollars per share)	212	$ 66	$ 82
Vested and exercisable at the end of the period (in dollars)	29
Expected to vest at the end of the period (in dollars)	$ 12
Weighted-Average Remaining Contractual Term
Weighted Average Remaining Contractual Life	8 years 7 months 2 days	7 years 11 days	7 years 4 months 24 days
Vested and exercisable at the end of the period	9 years 1 month 13 days
Expected to vest at the end of the period	8 years 3 months 15 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 0	$ 769	$ 60,032	$ 87,401
Vested and exercisable at year end	0
Expected to vest at year end	$ 0